Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 717,910	$ 638,106
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,864	41
Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	715,046	638,065
Mid-sized to Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	196,475	177,497
Mid-sized to Large Cap | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	196,475	177,497
Small Cap, International and Emerging Growth Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	210,371	186,272
Small Cap, International and Emerging Growth Funds | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	210,371	186,272
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	228,194	182,225
Debt Securities | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	228,194	182,225
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	35,553	46,467
Real Estate | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	35,553	46,467
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	44,453	45,604
Hedge Funds | Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	44,453	45,604
Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,864	41
Cash Equivalents | Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 2,864	$ 41